Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	$ 572,685	$ 634,244	$ 614,262
Selling expenses	249,422	267,951	237,090
Administrative expenses	298,466	227,210	216,809
Expenses by nature	1,120,573	1,129,405	1,068,161
Salaries And Social Security Taxes [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	201,918	210,478	218,325
Selling expenses	21,571	26,647	30,144
Administrative expenses	57,926	62,709	68,821
Expenses by nature	281,415	299,834	317,290
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	4,809	12,605	4,784
Selling expenses	514	1,596	660
Administrative expenses	1,380	3,755	1,509
Expenses by nature	6,703	17,956	6,953
Communications Expenses [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	10,305	9,928	6,789
Selling expenses	11,074	7,985	6,946
Administrative expenses	438	125	28
Expenses by nature	21,817	18,038	13,763
Allowance For The Impairment Of Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	23,196	12,462	19,082
Administrative expenses
Expenses by nature	23,196	12,462	19,082
Supplies Consumption [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	32,229	45,753	29,551
Selling expenses
Administrative expenses	3,664	3,750	2,134
Expenses by nature	35,893	49,503	31,685
Leases And Insurance [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	3,726	2,539	1,886
Selling expenses	62	44	38
Administrative expenses	11,968	7,282	5,332
Expenses by nature	15,756	9,865	7,256
Security Service [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	32,184	21,260	8,335
Selling expenses	1,134	1,005	610
Administrative expenses	2,700	1,204	4,575
Expenses by nature	36,018	23,469	13,520
Fees And Remuneration For Services [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	116,371	137,038	140,385
Selling expenses	72,454	59,121	54,093
Administrative expenses	139,447	92,580	84,905
Expenses by nature	328,272	288,739	279,383
Public Relations And Marketing [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	5,936	12,031	19,038
Administrative expenses
Expenses by nature	5,936	12,031	19,038
Advertising And Sponsorship [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	3,058	6,198	9,807
Administrative expenses
Expenses by nature	3,058	6,198	9,807
Reimbursements To Personnel [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	12	9	12
Expenses by nature	12	9	12
Depreciation Of Property Plants And Equipments [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	159,896	159,933	186,473
Selling expenses	23,827	23,834	27,788
Administrative expenses	19,550	19,555	22,800
Expenses by nature	203,273	203,322	237,061
Depreciation Of Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	753	1,397	810
Selling expenses	1,505	2,794	1,621
Administrative expenses	5,191	9,780	5,674
Expenses by nature	7,449	13,971	8,105
Directors And Supervisory Committee Members Fees [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	871	746	462
Expenses by nature	871	746	462
Enre Penalties [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	10,456	33,272	16,896
Selling expenses	25,691	72,850	36,522
Administrative expenses
Expenses by nature	36,147	106,122	53,418
Taxes And Charges [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses	59,393	41,379	30,736
Administrative expenses	54,530	24,968	20,035
Expenses by nature	113,923	66,347	50,771
Other [Member]
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	38	41	28
Selling expenses	7	5	5
Administrative expenses	789	747	522
Expenses by nature	$ 834	$ 793	$ 555